Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	4 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2014 Interest rate swaps	Dec. 31, 2013 Interest rate swaps	Mar. 31, 2014 Interest rate caps item	Apr. 30, 2013 Interest rate caps item	Mar. 31, 2014 Interest rate cap one and Interest rate cap two item	Dec. 31, 2013 Interest rate cap one and Interest rate cap two	Apr. 30, 2013 Interest rate cap one and Interest rate cap two item	Dec. 31, 2013 Interest rate cap three
Fair value of derivative instruments:
Total notional amount of debt	$ 190.0	$ 190.0	$ 289.0	$ 278.0
Pay fixed rate (swapped in exchange for LIBOR) (as a percent)	3.62%	3.62%
Effectively fixed rate (as a percent)	2.62%	2.62%
Receive rate (swapped in exchange for LIBOR) (as a percent)	1.00%	1.00%
Number of derivative transactions entered into with financial institutions			4	3
Number of financial institutions with which the entity entered into derivative transactions			3	3
Number of interest rate cap transactions with 1.25% strike price rate					2		2
Strike price (as a percent)					1.25%	1.25%		1.00%
Aggregate amount paid under interest rate derivatives			$ 0.2	$ 0.2
Variable interest rate	three months LIBOR	three months LIBOR			LIBOR	LIBOR		LIBOR